Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant equipment gross	$ 4,380	$ 431
Less: Accumulated depreciation and amortization	(68)	(13)
Property and equipment, net	4,313	418
Property, plant & equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	2,639	243
Software and machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	1,376	128
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	286
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	$ 79	60
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross		79
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross		243
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross		$ 49